BALANCE SHEET (AS RESTATED) (Parenthetical)	Dec. 31, 2020 $ / shares shares
Shareholders' Equity
Preference shares, par value (in dollars per share) | $ / shares	$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000
Preference shares, shares issued (in shares)	0
Preference shares, shares outstanding (in shares)	0
Redeemable Class A Ordinary Shares [Member]
LIABILITIES AND SHAREHOLDERS' DEFICIT
Class A ordinary shares, shares subject to possible redemption (in shares)	30,000,000
Class A ordinary shares, redemption price (in dollars per share) | $ / shares	$ 10.00
Temporary Equity, Shares Issued	30,000,000
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001
Shareholders' Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000
Ordinary shares, shares issued (in shares)	0
Ordinary shares, shares outstanding (in shares)	0
Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000
Ordinary shares, shares issued (in shares)	7,906,250
Ordinary shares, shares outstanding (in shares)	7,906,250
Ordinary shares, subject to forfeiture (in shares)	406,250